DEFERRED TAX - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2025	Dec. 31, 2023
Disclosure Of Deferred Tax [Line Items]
Deferred tax liability (asset)	$ 1,316	$ (4,160)		$ (5,126)
Deferred tax asset	4,906	6,418
Increase (decrease) through business combinations, deferred tax liability (asset)	13,475	0
Deferred tax liability	6,222	2,258
Intangible assets - deferred tax assets		4,615
OddsJam
Disclosure Of Deferred Tax [Line Items]
Deferred tax liabilities recognised as of acquisition date			$ 14,845
Deferred tax			$ 1,370
Management Performance Projections 2025 to 2029
Disclosure Of Deferred Tax [Line Items]
Trading losses and other allowances unutilized	68,810
Trading losses and other allowances not recognized	9,884
Deferred tax asset	9,039
Unused tax losses
Disclosure Of Deferred Tax [Line Items]
Deferred tax liability (asset)	(9,437)	(2,757)
Management Performance Projections 2025 To 2030
Disclosure Of Deferred Tax [Line Items]
Trading losses and other allowances unutilized		59,755
Trading losses and other allowances not recognized		24,861
Capital allowances	21,659	36,909
Intangible assets
Disclosure Of Deferred Tax [Line Items]
Deferred tax asset	2,406	4,615
Deferred tax liability	13,159	3,212
Intangible assets | OddsJam
Disclosure Of Deferred Tax [Line Items]
Deferred tax liability	10,253
Intangible assets | Roto Sports, Inc.
Disclosure Of Deferred Tax [Line Items]
Deferred tax liability	2,906
Future tax refunds
Disclosure Of Deferred Tax [Line Items]
Deferred tax asset	$ 398	$ 261